INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Past Due [Line Items]
Amortization of intangible assets	$ 57,569	$ 60,487	$ 63,460
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Loan from bank	4,100,000
Collateral to secure loan	$ 1,700,000